Commitments and Contingencies - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Future Aggregate Minimum Payments Maturity
Not later than one year	$ 1,711	$ 1,274
Between 1 to 2 years	1,383	519
Between 2 to 3 years	1,053	134
Between 3 to 4 years	597	129
Between 4 to 5 years	108	129
Later than 5 years	45	183
Total minimum lease payments	4,897	2,368
Capital commitments
Property, plant and equipment Contracted but not provided for	$ 2,545	$ 593